Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 161,583,233	$ 127,592,056
Cerveceria Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,894,770	1,894,770
Aguas Danone De Argentina SA [Member]
IfrsStatementLineItems [Line Items]
Goodwill		72,589
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill		3,017,505
Joint Venture And Associate [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,894,770	$ 4,984,864